CASH AND RESTRICTED CASH (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
CASH AND RESTRICTED CASH
Cash and cash equivalents	$ 2,692,063	$ 7,533,690			$ 6,558,176		$ 1,132,900
Cash segregated - customers	29,291,802	21,874,954			20,548,972
Cash segregated - PAB	200,563	200,575			200,738
Total cash and restricted cash shown in the statement of cash flows.	$ 32,184,428	$ 29,609,219	$ 619,554	$ 27,566,876	$ 27,307,886	$ 619,554	$ 1,132,900